INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Abstract]
Associates	$ 1,429,186	$ 1,288,641
Joint ventures	1,410	2,042
Total	$ 1,430,596	$ 1,290,683